ACCOUNTS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
ACCOUNTS PAYABLE [Abstract]
Schedule of Accounts Payable
	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Open accounts	75,336	57,662	8,354
Checks payable	60,890	14,101	2,312
	136,226	71,763	10,666